Supplemental Cash Flow Information - Changes in Non-Cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of cash flows, additional disclosures [Abstract]
Accounts receivable	$ (8,149)	$ 4,178
Biological assets	(58,323)	(54,238)
Inventory	65,762	52,218
Prepaid and other current assets	(763)	(1,800)
Accounts payable and accrued liabilities	(8,044)	7,130
Income taxes payable	(187)	7,872
Deferred revenue	261	(292)
Deferred taxes	(191)	(1,837)
Provisions	420	974
Changes in non-cash working capital	$ (9,214)	$ 14,205	[1]

[1]	Adjusted for discontinued operations (Note 6).